Goodwill and other intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Estimated amortization expense in next twelve months	$ 1,073
Estimated amortization expense in year two	1,881
Estimated amortization expense year three	2,132
Estimated amortization expense year four	2,172
Estimated amortization expense year five	1,680
Estimated amortization expense after year five	7,702
Total future amortization expense	$ 16,640	$ 5,775	$ 0